CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 3,730	$ 3,335
Accounts receivable, net of allowance of $125 in 2020 and $112 in 2019	2,077	1,896
Inventories	1,916	1,653
Prepaid expenses and other current assets	688	619
Total current assets	8,411	7,503
Property, plant and equipment, net	4,722	4,512
Goodwill	3,217	3,030
Other intangible assets, net	1,671	1,471
Operating lease right-of-use assets	603	608
Other non-current assets	1,395	1,069
Total assets	20,019	18,193
Current liabilities:
Short-term debt	0	226
Current maturities of long-term debt and finance lease obligations	406	315
Accounts payable and accrued liabilities	2,927	2,689
Total current liabilities	3,333	3,230
Long-term debt and finance lease obligations	5,786	4,809
Operating lease liabilities	501	510
Other non-current liabilities	1,673	1,732
Total liabilities	11,293	10,281
Commitments and contingencies
Equity:
Common stock, $1 par value, authorized 2,000,000,000 shares, issued 683,494,944 shares in 2020 and 2019	683	683
Common stock in treasury, at cost, 178,580,208 shares in 2020 and 177,340,358 shares in 2019	(11,051)	(10,764)
Additional contributed capital	6,043	5,955
Retained earnings	16,328	15,718
Accumulated other comprehensive (loss) income	(3,314)	(3,710)
Total Baxter stockholders’ equity	8,689	7,882
Noncontrolling interests	37	30
Total equity	8,726	7,912
Total liabilities and equity	$ 20,019	$ 18,193